Revenues and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Products sales and service revenues
Sales of crude oil	€ 26,277	€ 18,283	€ 10,993
Sales of oil products	30,770	19,624	12,369
Sales of natural gas and LNG	52,584	24,009	11,266
Sales of petrochemical products	6,244	5,659	3,296
Sales of power	12,448	5,104	2,345
Sales of other products	704	391	170
Services	3,485	3,505	3,548
Sales from operations	132,512	76,575	43,987
Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	131,441	75,754	42,987
Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	1,071	821	1,000
Exploration & Production
Products sales and service revenues
Sales of crude oil	5,438	3,573	1,969
Sales of oil products	1,070	885	517
Sales of natural gas and LNG	6,108	4,122	3,505
Sales of other products	68	40	113
Services	212	226	255
Sales from operations	12,896	8,846	6,359
Exploration & Production | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	12,592	8,506	5,896
Exploration & Production | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	304	340	463
Global Gas & LNG Portfolio
Products sales and service revenues
Sales of natural gas and LNG	40,840	16,608	5,000
Sales of other products		6	(2)
Services	390	359	364
Sales from operations	41,230	16,973	5,362
Global Gas & LNG Portfolio | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	41,047	16,823	5,239
Global Gas & LNG Portfolio | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	183	150	123
Refining & Marketing and Chemical
Products sales and service revenues
Sales of crude oil	20,839	14,710	9,024
Sales of oil products	29,700	18,739	11,852
Sales of natural gas and LNG	65	34	20
Sales of petrochemical products	6,241	5,652	3,277
Sales of other products	411	132	36
Services	1,214	784	728
Sales from operations	58,470	40,051	24,937
Refining & Marketing and Chemical | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	58,145	39,836	24,639
Refining & Marketing and Chemical | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	325	215	298
Plenitude & Power
Products sales and service revenues
Sales of natural gas and LNG	5,571	3,245	2,741
Sales of power	12,448	5,104	2,345
Sales of other products	223	212	21
Services	1,484	1,956	2,028
Sales from operations	19,726	10,517	7,135
Plenitude & Power | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	19,599	10,517	7,135
Plenitude & Power | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	127
Corporate and Other activities
Products sales and service revenues
Sales of petrochemical products	3	7	19
Sales of other products	2	1	2
Services	185	180	173
Sales from operations	190	188	194
Corporate and Other activities | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	58	72	78
Corporate and Other activities | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	€ 132	€ 116	€ 116